Vanguard Developed Markets Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™ Shares for Participants

New Target Index

Effective immediately, Vanguard Developed Markets Index Fund has begun tracking its new target index, the FTSE Developed ex North America Index, as previously approved by the Fund’s board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund’s market segment. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund’s current prospectus will not change. The Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed ex North America Index, which includes approximately 1,383 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of January 31, 2013, the largest markets covered in the Index were the United Kingdom, Japan, France, Australia, Switzerland, and Germany (which made up approximately 20%, 17%, 9%, 8%, 8%, and 8%, respectively, of the Index’s market capitalization).

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Developed Markets Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the “Index”) (upon which the Vanguard Developed Markets Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Developed Markets Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading “Market Exposure”:

The Fund invests all, or substantially all, of its assets in the stocks included in the FTSE Developed ex North America Index.

Within the same section, the following replaces similar text:

The Fund invests all, or substantially all, of its assets in the stocks held in the FTSE Developed ex North America Index. As of January 31, 2013, the approximate allocation of the Index was as follows: 62% in the European region, 37% in the Pacific region, and 1% in the Middle East region (Israel). As of January 31, 2013, the Index had an asset-weighted median market capitalization of $34.8 billion.

The Vanguard Developed Markets Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the “Index”) (upon which the Vanguard Developed Markets Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Developed Markets Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS DMAP 042013

Vanguard Developed Markets Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor and Admiral™ Shares

New Target Index

Effective immediately, Vanguard Developed Markets Index Fund has begun tracking its new target index, the FTSE Developed ex North America Index, as previously approved by the Fund’s board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund’s market segment. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund’s current prospectus will not change. The Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed ex North America Index, which includes approximately 1,383 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of January 31, 2013, the largest markets covered in the Index were the United Kingdom, Japan, France, Australia, Switzerland, and Germany (which made up approximately 20%, 17%, 9%, 8%, 8%, and 8%, respectively, of the Index’s market capitalization).

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Developed Markets Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the “Index”) (upon which the Vanguard Developed Markets Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Developed Markets Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Market Exposure”:

The Developed Markets Index Fund invests all, or substantially all, of its assets in the stocks included in the FTSE Developed ex North America Index. The Total International Stock Index Fund invests all, or substantially all, of its assets in the stocks included in the MSCI ACWI ex USA IMI.

Within the same section, the following replaces similar text:

Developed Markets Index Fund. The Fund invests all, or substantially all, of its assets in the stocks held in the FTSE Developed ex North America Index. As of January 31, 2013, the approximate allocation of the Index was as follows: 62% in the European region, 37% in the Pacific region, and 1% in the Middle East region (Israel). As of January 31, 2013, the Index had an asset-weighted median market capitalization of $34.8 billion.

The Vanguard Developed Markets Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the “Index”) (upon which the Vanguard Developed Markets Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Developed Markets Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS DMIA 042013

Vanguard Developed Markets Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares

New Target Index

Effective immediately, Vanguard Developed Markets Index Fund has begun tracking its new target index, the FTSE Developed ex North America Index, as previously approved by the Fund’s board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund’s market segment. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund’s current prospectus will not change. The Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed ex North America Index, which includes approximately 1,383 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of January 31, 2013, the largest markets covered in the Index were the United Kingdom, Japan, France, Australia, Switzerland, and Germany (which made up approximately 20%, 17%, 9%, 8%, 8%, and 8%, respectively, of the Index’s market capitalization).

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. Returns shown in the bar chart beginning in 2011 reflect the Institutional Shares’ performance, and returns prior to 2010 reflect the performance of the Fund’s Investor Shares. The return shown for 2010 is a blend of the performance of the Fund’s Investor Shares for the period prior to the inception date of the Institutional Shares—January 22, 2010—and the performance of the Institutional Shares thereafter. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The one-year returns shown in the table for the Institutional Shares reflect the Institutional Shares’ historical returns. All other Institutional Shares’ returns in the table are a blend of the historical performance of the Institutional Shares and the Fund’s Investor Shares (for periods prior to the inception date of the Institutional Shares). MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Developed Markets Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the “Index”) (upon which the Vanguard Developed Markets Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Developed Markets Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Market Exposure”:

The Developed Markets Index Fund invests all, or substantially all, of its assets in the stocks included in the FTSE Developed ex North America Index. The Total International Stock Index Fund invests all, or substantially all, of its assets in the stocks included in the MSCI ACWI ex USA IMI.

Within the same section, the following replaces similar text:

Developed Markets Index Fund. The Fund invests all, or substantially all, of its assets in the stocks held in the FTSE Developed ex North America Index. As of January 31, 2013, the approximate allocation of the Index was as follows: 62% in the European region, 37% in the Pacific region, and 1% in the Middle East region (Israel). As of January 31, 2013, the Index had an asset-weighted median market capitalization of $34.8 billion.

The Vanguard Developed Markets Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the “Index”) (upon which the Vanguard Developed Markets Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Developed Markets Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS DMINS 042013

Vanguard Developed Markets Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants

New Target Index

Effective immediately, Vanguard Developed Markets Index Fund has begun tracking its new target index, the FTSE Developed ex North America Index, as previously approved by the Fund’s board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund’s market segment. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund’s current prospectus will not change. The Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed ex North America Index, which includes approximately 1,383 common stocks of companies located in developed countries of Europe, Australia, Asia, and the Far East. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index. As of January 31, 2013, the largest markets covered in the Index were the United Kingdom, Japan, France, Australia, Switzerland, and Germany (which made up approximately 20%, 17%, 9%, 8%, 8%, and 8%, respectively, of the Index’s market capitalization).

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI EAFE Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Developed Markets Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the “Index”) (upon which the Vanguard Developed Markets Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Developed Markets Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Market Exposure”:

The Developed Markets Index Fund invests all, or substantially all, of its assets in the stocks included in the FTSE Developed ex North America Index. The Total International Stock Index Fund invests all, or substantially all, of its assets in the stocks included in the MSCI ACWI ex USA IMI.

Within the same section, the following replaces similar text:

Developed Markets Index Fund. The Fund invests all, or substantially all, of its assets in the stocks held in the FTSE Developed ex North America Index. As of January 31, 2013, the approximate allocation of the Index was as follows: 62% in the European region, 37% in the Pacific region, and 1% in the Middle East region (Israel). As of January 31, 2013, the Index had an asset-weighted median market capitalization of $34.8 billion.

The Vanguard Developed Markets Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed ex North America Index (the “Index”) (upon which the Vanguard Developed Markets Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Developed Markets Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS DMIP 042013